Summary of Significant Accounting Policies (Details) - Schedule of Inventory - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Inventory [Abstract]
Finished goods	$ 579,257	$ 291,492
Work in progress	59,806	173,448
Total	639,063	464,940
Lower of cost and market adjustment	(475,257)	(221,492)
Balance, end of period	$ 163,806	$ 243,448